SHAREHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended				3 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended								2 Months Ended	0 Months Ended				9 Months Ended	0 Months Ended			0 Months Ended				0 Months Ended		9 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended
	Dec. 27, 2012	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 Private Placement 2011 Warrants	Jan. 31, 2011 Private Placement 2011 Warrants	Aug. 31, 2013 Private Placement 2011 Option Warrants	Jun. 30, 2013 Private Placement 2011 Option Warrants	Oct. 01, 2013 Jack Lifton, Director [Member]	Dec. 08, 2013 Stock Options	Jun. 17, 2013 Stock Options	Dec. 18, 2012 Stock Options	Feb. 28, 2014 Stock Options	Dec. 19, 2012 Stock Options	Jun. 17, 2013 Stock Options Outside Consultants	Aug. 31, 2013 Stock Options Outside Consultants	Dec. 18, 2012 Stock Options Cecil Wall, Director	Dec. 19, 2012 Stock Options Cecil Wall, Director	Jun. 17, 2013 Stock Options Anthony Marchese, Director and Chairman	Dec. 18, 2012 Stock Options Anthony Marchese, Director and Chairman	Dec. 19, 2012 Stock Options Anthony Marchese, Director and Chairman	Aug. 31, 2013 Stock Options Directors	Jun. 04, 2013 Stock Options Ms. Lynch, Director	Jun. 17, 2013 Stock Options Mr. Pingitore, Director	Jun. 17, 2013 Stock Options Mr. Wolfe, Director	Mar. 19, 2014 Stock Options Consultant [Member]	Feb. 19, 2014 Stock Options Consultant [Member]	Jan. 10, 2014 Stock Options Consultant [Member]	Nov. 25, 2013 Stock Options Consultant [Member]	Sep. 02, 2013 Stock Options Consultant [Member]	May 31, 2014 Stock Options Consultant [Member]	Dec. 08, 2013 Stock Options Mr. Marchese [Member]	Dec. 08, 2013 Stock Options Dr. Pingitore [Member]	Mar. 03, 2014 Stock Options Board of Director Members [Member]	Dec. 08, 2013 Stock Options Board of Director Members [Member]	May 31, 2014 Stock Options Board of Director Members [Member]	Jun. 17, 2013 Stock Options - 2nd Tranche Anthony Marchese, Director and Chairman	Dec. 18, 2012 Stock Options - 2nd Tranche Anthony Marchese, Director and Chairman	Dec. 19, 2012 Stock Options - 2nd Tranche Anthony Marchese, Director and Chairman	Jun. 17, 2013 Stock Options - 2nd Tranche Mr. Pingitore, Director	Jun. 17, 2013 Stock Options - 2nd Tranche Mr. Wolfe, Director	Dec. 18, 2012 Stock Options - 3rd Tranche Anthony Marchese, Director and Chairman	Dec. 19, 2012 Stock Options - 3rd Tranche Anthony Marchese, Director and Chairman	Dec. 18, 2012 Stock Options - 4th Tranche Anthony Marchese, Director and Chairman	Dec. 19, 2012 Stock Options - 4th Tranche Anthony Marchese, Director and Chairman	May 31, 2014 Lower Range [Member]	Dec. 18, 2012 Lower Range [Member] Stock Options	May 31, 2014 Lower Range [Member] Stock Options Consultant [Member]	Mar. 03, 2014 Lower Range [Member] Stock Options Board of Director Members [Member]	May 31, 2014 Upper Range [Member]	Dec. 18, 2012 Upper Range [Member] Stock Options	May 31, 2014 Upper Range [Member] Stock Options Consultant [Member]	Mar. 03, 2014 Upper Range [Member] Stock Options Board of Director Members [Member]
Stock based compensation		$ 719,000	$ 27,000						$ 47,000				$ 380,000			$ 22,500						$ 354,100				$ 10,500	$ 20,500	$ 10,500	$ 5,000		$ 12,000					$ 43,000
Options granted		1,060,000							100,000	760,000	1,425,000				300,000				250,000				100,000	250,000	250,000	25,000	50,000	25,000	10,000	60,000	30,000	240,000	160,000		60,000		100,000			100,000	100,000
Exercise price of options granted									$ 0.50	$ 0.50					$ 0.40				$ 0.50				$ 0.50	$ 0.50	$ 0.50	$ 0.41	$ 0.41	$ 0.42	$ 0.50	$ 0.30	$ 0.30						$ 1.00			$ 1.00	$ 1.00					$ 0.30				$ 1.00
Repricing of options previously granted			$ 1.14											$ 1.00			$ 4.70	$ 1.00		$ 2.60	$ 1.00													$ 0.45				$ 4.15	$ 1.00			$ 1.00	$ 2.50	$ 1.51	$ 1.00
Stock options outstanding		4,935,000	3,875,000											560,000			90,000	90,000		45,000	45,000													3,185,000				175,000	175,000			150,000	150,000	100,000	100,000
Stock options, vested and exercisable		3,971,022
Stock options expected term					5 years		5 years		5 years	10 years	5 years				5 years		5 years		5 years	5 years			10 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years						5 years	5 years		5 years	5 years	5 years		10 years			3 years 6 months				10 years
Vesting terms									Vest Immediately						Vest 1/12 at the end of each month of consulting services				Vesting 1/36 at the end of each month of service as a director				Vest Immediately	Vesting 1/36 at the end of each month of service as a director	Vesting 1/36 at the end of each month of service as a director	Vest Immediately	Vest Immediately	Vest Immediately	Vest Immediately	Vest 1/6 at the end of each month of consulting services	Vest Immediately						Vesting 1/36 at the end of each month of service as a director			Vesting 1/36 at the end of each month of service as a director	Vesting 1/36 at the end of each month of service as a director
Vesting period															12 months				36 months					36 months	36 months					6 months							36 months			36 months	36 months
Total value of options to be expensed																89,900						427,000
Expected dividend yield									0.00%	0.00%																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%
Risk-free interest rate									1.10%	2.88%																1.56%	2.88%	2.88%	1.37%	1.62%																		1.54%	0.39%			2.60%	2.60%
Expected volatility									302.00%	297.00%																289.00%	291.00%	293.00%	298.00%	303.00%																		284.00%	158.00%			288.00%	883.00%
Expected life									5 years	10 years																5 years	5 years	5 years	5 years	5 years	5 years																		2 years				9 years 9 months
Fair value of options																														$ 16,000
Monthly expense amount to be recognized																														2,700
Annual compensation									10,000
In-person board meeting compensation									1,000
Telephonic board meeting compensation									500
Committee board meeting compensation									500
Annual cash compensation to consultant																												5,000
Warrants issued		9,587,000	7,840,000		1,600,000	1,600,000	6,240,000	6,240,000
Exercise price of warrants					2.50		2.50																																							2.50				5.00
Fair value of warrants, recorded in APIC						944,000		2,236,000
Shares repurchased	576,923
Percentage of outstanding stock repurchased	1.58%
Price per share repurchased	$ 0.23
Aggregate purchase amount of shares	$ 132,692		$ (132,692)
Common stock, shares outstanding	35,973,086	37,036,916	37,036,916	36,550,009
Fair Value estimation method					Black-Scholes		Black-Scholes				Black-Scholes	Black-Scholes			Black-Scholes								Black-Scholes
Risk-free interest rate					1.10%		1.10%				1.10%	1.10%			1.10%								2.14%
Dividend yield					0.00%		0.00%				0.00%	0.00%			0.00%								0.00%
Expected volatility					404.00%		380.00%				310.00%	324.00%			310.00%								311.00%